Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

US$
Cash, cash equivalents and restricted cash	78
Accounts receivable, net	380
Other current assets	14
Property and equipment	15
Goodwill	625
Identifiable intangible assets	4,736
Accounts payable	(436)
Accrued expenses and other current liabilities	(748)

Net assets acquired	4,664

Identifiable Intangible Assets and Useful Lives	The identifiable intangible assets and respective useful lives are as follows:

	US$	Useful Life
Know-how	3,753	5.5
Current technology	983	5.5

Total identifiable intangible assets	4,736

Results of Acquired Entity Included on Consolidated Statement of Income	The results of Bigtera since the acquisition date included on the consolidated statement of income for the year ended December 31, 2017 were as follows:

US$
Net sales	2,993
Net income	(314)

Unaudited Proforma Information of Summary of Results of Operations

The following unaudited pro forma information represents a summary of the results of operations as if the acquisition occurred on January 1, 2016 and 2017 and includes certain pro forma adjustments, including amortization of identifiable intangibles from that date (in thousands except earnings per share):

	Year Ended December 31
	2016	2017
Net sales	557,672	523,849
Net income	109,736	73,834
Earnings per share
Basic	0.78	0.52
Diluted	0.77	0.51
Weighted average ordinary shares outstanding (thousand)
Basic	140,919	142,738
Diluted	142,050	143,606